Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Deposits	$ 481,044	$ 461,015
Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	75,858
Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	164,540
Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	240,646
Personal [member]
Disclosure Of Deposits [line items]
Deposits	175,196	163,879
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	11,627
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	106,925
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	56,644
Business and government [member]
Disclosure Of Deposits [line items]
Deposits	253,976	240,149
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	59,491
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	57,495
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	136,990
Bank [member]
Disclosure Of Deposits [line items]
Deposits	12,650	14,380
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [line items]
Deposits	4,740
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [line items]
Deposits	120
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	7,790
Secured borrowings [member]
Disclosure Of Deposits [line items]
Deposits	39,222	42,607
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposits	39,222
Financial liabilities at carrying value [member]
Disclosure Of Deposits [line items]
Held at amortized cost	471,423	453,498
Financial liabilities at fair value [member]
Disclosure Of Deposits [line items]
Designated at fair value	9,621	7,517
Domestic offices [member] | Non-interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	49,657	49,858
Domestic offices [member] | Interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	334,195	321,188
Foreign offices [member] | Non-interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	12,637	12,115
Foreign offices [member] | Interest-bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	$ 84,555	$ 77,854